Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share capital
Schedule of share capital

Allotted, called up and fully paid:	Number	US $

In issue at December 31, 2015	108,601,496	1,645,291

Issued:
Ordinary shares of 1p each	409,000	5,405
Ordinary shares of 1p each	48,769,820	607,574
Ordinary shares of 1p each	22,863,428	284,833
Ordinary shares of 1p each	119,990	1,509
Ordinary shares of 1p each	467,024	5,801
Ordinary shares of 1p each	14,510,770	177,786

In issue at December 31, 2016	195,741,528	2,728,199

Issued:
Ordinary shares of 1p each	143,700	1,748
Ordinary shares of 1p each	326,880	4,262
Ordinary shares of 1p each	66,666,667	846,667
Ordinary shares of 1p each	250,000	3,185
Ordinary shares of 1p each	390,353	5,140

In issue at December 31, 2017	263,519,128	3,589,201